Plan Description (Details) - EBP WRPSP	12 Months Ended
	Dec. 31, 2025 USD ($) hour loan	Dec. 31, 2024 USD ($) loan
EBP, Description of Plan [Line Items]
Mandatory distribution, terminated participant minimum vested account balance	$ 1,000
Vesting percentage	20.00%
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Requisite service period	90 days
Automatic deferral rate, annual increase	1.00%
After-tax, maximum annual compensation to total compensation, percentage	50.00%
Termination of benefits, maximum installment period	15 years
Nonvested terminated participants, forfeited amounts during period	$ 3,208,743	$ 2,316,952
Forfeited accounts, first year of employment, minimum hours of service | hour	1,000
Forfeited nonvested account	$ 3,176,455	$ 2,971,855
Maximum borrowing, to total account, percentage	50.00%
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
General loan, borrowing term	60 months
Primary residence, borrowing term	25 years
Number of participant loans outstanding | loan	1,727	1,687
Participant loan, interest rate	3.25%	8.50%
Maximum number loans held by participant | loan	2
EBP, Employer Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Minimum percentage of participant earnings	5.00%
Eligible earnings, minimum hours of service | hour	250
Eligible earnings, consecutive month period from first hour of service	12 months
Eligible earnings, first year of employment, minimum hours of service | hour	1,000
EBP, Employer Profit Sharing Contribution, Subject to Vesting Schedule
EBP, Description of Plan [Line Items]
Allocation percentage	60.00%
EBP, Employer Profit Sharing Contribution, Tax-Deferred, Fully Vested
EBP, Description of Plan [Line Items]
Allocation percentage	40.00%
Vesting percentage	100.00%
Minimum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage	1.00%
Automatic deferral rate	1.00%
Participant loan, interest rate	3.25%
Participant loan, term	1 year
Maximum
EBP, Description of Plan [Line Items]
Contribution to eligible compensation, percentage	50.00%
Automatic deferral rate	3.00%
Participant loan, interest rate	8.50%
Participant loan, term	25 years	25 years